Investments in Associates - Summary of Significant Investments in Associates (Parenthetical) (Detail) - CAD ($) $ in Millions	9 Months Ended
	Jul. 31, 2021	Apr. 30, 2021	Oct. 31, 2020	Jul. 31, 2020
Disclosure of associates [line items]
Undistributed retained earnings	$ 59	$ 58	$ 64	$ 63
Canadian tires financial services business [member]
Disclosure of associates [line items]
Option to sell maximum additional equity interest within the next 10 years	29.00%
Period of option to sell back equity interest after ten years	6 months
Bank of Xian Co Ltd [member]
Disclosure of associates [line items]
Investments in associates based on quoted Stock Exchange price on Shanghai	$ 666	$ 736	$ 818